Other commitments, contingent liabilities and contingent assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other commitments, contingent liabilities and contingent assets [abstract]
Disclosure of commitments [text block]	(in USD million) 2022 2,663 2023 2,077 2024 1,520 2025 1,307 2026 1,026 Thereafter 4,547 Total other long-term commitments 13,140